Accounts receivable (Tables)	3 Months Ended
Jan. 31, 2022
Trade and other current receivables [abstract]
Schedule of other receivables

	January 31, 2022	October 31, 2021
	$	$
Trade Receivables	5,815,394	4,072,701
Total accounts receivable	5,815,394	4,072,701

Harmonized Sales Taxes receivable	710,824	379,814
Other	—	593,331
Total other receivables	710,824	973,145